Accrued Expenses and Other Liabities	6 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Liabities [Abstract]
ACCRUED EXPENSES AND OTHER LIABITIES

Note 5 — ACCRUED EXPENSES AND OTHER LIABITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31, 2024	As of June 30, 2024
Wages and welfare payable	$116,053	$116,054
Professional service fees	515,122	143,420
Others	38,474	55,445
Total	$669,649	$314,919